Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,178,866	$ 7,428,405
Trade receivables	114,564	22,376
Other current assets	421,919	651,560
Inventories	394,193	264,468
TOTAL CURRENT ASSETS	5,109,542	8,366,809
NON-CURRENT ASSETS:
Restricted Deposit	68,001
Prepaid expenses, net of current portion	33,333
Operating lease right-of-use asset	418,790	8,127
Property and equipment, net	107,906	49,981
TOTAL NON-CURRENT ASSETS	628,030	58,108
TOTAL ASSETS	5,737,572	8,424,917
CURRENT LIABILITIES:
Trade payables	184,247	56,682
Operating lease liabilities	202,563	7,543
Other current liabilities	933,995	690,861
TOTAL CURRENT LIABILITIES	1,320,805	755,086
NON-CURRENT LIABILITIES:
Derivative warrant liabilities	4,511,491	1,564,773
Operating lease liabilities, net of current portion	216,917	0
TOTAL NON-CURRENT LIABILITIES	4,728,408	1,564,773
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares, NIS 0.02 par value: Authorized 200,000,000 and 25,000,000 as of December 31, 2024 and December 31, 2023; Issued and outstanding 12,817,092 and 10,073,956 shares as of December 31, 2024 and as of December 31, 2023, respectively	72,061	56,227
Additional paid-in capital	29,093,585	24,471,888
Accumulated losses	(29,477,287)	(18,423,057)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(311,641)	6,105,058
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	$ 5,737,572	$ 8,424,917